Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
22.	Discontinued Operations

As discussed in Note 1, on March 31, 2010, the Non-IDC Business was disposed. Accordingly, pursuant to ASC 205-20 “Discontinued Operations,” the Non-IDC Business has been accounted for as a discontinued operation whereby the results of operations of this business have been eliminated from the results of continuing operations and reported in discontinued operations for all periods presented. The results of the discontinued operations are determined by using a combination of specific identification of revenues and certain costs as well as a reasonable allocation of the remaining costs using applicable cost drivers where specific identification is not determinable.

	For the year ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Net Revenue	11,009	3,726	—	—
Cost of revenue	(21,422)	(3,846)	—	—

Gross profit (loss)	(10,413)	(120)	—	—

Operating expenses:
Sales and marketing expenses	(11,174)	(4,032)	—	—
General and administrative expenses	(33,186)	(8,167)	—	—
Research and development expenses	(13,787)	(3,046)	—	—

Loss before income tax expenses	(68,560)	(15,365)	—	—

Income tax benefit	4,650	2,413	—	—

Loss from discontinued operations	(63,910)	(12,952)	—	—

Although the Non-IDC Business has been disposed on March 31, 2010, the invoicing of certain Non-IDC agreements continue to be performed by 21Vianet Beijing and 21Vianet Technology in return for a percentage of the revenue billed. Such service fee has been classified as other income in the consolidated statements of operations subsequent to March 31, 2010, with insignificant amount for the period after the disposal date through to December 31, 2010 and for the year ended December 31, 2011. These expected continuing cash flows are expected to cease within one year as agreements are usually entered into and renewed annually, upon such time new agreements will be entered into directly by SH Guotong and GZ Juliang. Although the expected continuing indirect cash flows are as a result of the cash flows of the disposed component, such continuing cash flows are not considered significant and hence, the Non-IDC Business qualifies for classification as discontinued operations.

The net assets of the non-IDC Business are not classified as held for sale as the criteria required for the held for sale classification is not met.